Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Prepayments and other current assets

7.Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Prepaid advertising expenses, rentals and others	31,658	22,152
Deposits	4,554	4,683
Staff advances	3,041	1,762
Deductible VAT input	4,268	6,289
Interest receivable	3,016	5,323
Total	46,537	40,209